Semi-Annual Report
                                 March 31, 2003

                               THE LEUTHOLD FUNDS

                                    Leuthold
                              Core Investment Fund

                                    Leuthold
                             Select Industries Fund

                                    Grizzly
                                   Short Fund

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31,  2003
(UNAUDITED)

                                                                   LEUTHOLD CORE      LEUTHOLD SELECT         GRIZZLY
                                                                  INVESTMENT FUND     INDUSTRIES FUND        SHORT FUND
                                                                  ---------------     ---------------        ----------
ASSETS:
   Investments, at value (cost $139,968,821,
     11,087,146, and $696,113, respectively)                        $141,259,747         $11,223,066         $   696,113
   Receivable for fund shares sold                                       639,868             221,000             590,856
   Receivable for investments sold                                            --             312,944             300,781
   Receivable from broker for proceeds on securities sold short               --                  --          14,926,686
   Deposit for short sales                                               106,252                  --          12,537,191
   Interest receivable                                                   159,073                 740               2,046
   Dividends receivable                                                  108,311               2,600                  --
   Prepaid expenses                                                       50,969               9,645              14,211
   Other assets                                                               62                  --              37,420
                                                                    ------------         -----------         -----------
   Total Assets                                                      142,324,282          11,769,995          29,105,304
                                                                    ------------         -----------         -----------

LIABILITIES:
   Securities sold short, at market value
     (proceeds $0, $0, and $14,926,686, respectively)                         --                  --          13,834,786
   Payable for investments purchased                                      38,105                  --                  --
   Payable for fund shares purchased                                      82,276             665,773               7,434
   Payable to Adviser                                                    100,832               9,094              24,007
   Payable to Custodian                                                       --           1,157,752                  --
   Dividends payable on short positions                                       --                  --              26,663
   Accrued expenses and other liabilities                                 46,496              22,166              17,973
                                                                    ------------         -----------         -----------
   Total Liabilities                                                     267,709           1,854,785          13,910,863
                                                                    ------------         -----------         -----------
NET ASSETS                                                          $142,056,573         $ 9,915,210         $15,194,441
                                                                    ------------         -----------         -----------
                                                                    ------------         -----------         -----------

NET ASSETS CONSIST OF:
   Capital stock                                                    $155,694,388         $16,151,938         $15,647,581
   Accumulated net investment loss                                       (27,678)           (279,343)           (348,591)
   Accumulated net realized loss on investments                      (14,901,063)         (6,093,305)         (1,196,450)
   Net unrealized appreciation on
     investments and short positions                                   1,290,926             135,920           1,091,901
                                                                    ------------         -----------         -----------
   Total Net Assets                                                 $142,056,573         $ 9,915,210         $15,194,441
                                                                    ------------         -----------         -----------
                                                                    ------------         -----------         -----------
   Shares outstanding (250,000,000
     shares of $.0001 par value authorized)                           13,475,866           1,259,418           1,282,119
   Net Asset Value, Redemption Price
     and Offering Price Per Share                                        $10.54               $7.87              $11.85
                                                                         ------               -----              ------
                                                                         ------               -----              ------

                     See notes to the financial statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
  MARCH 31,  2003 (UNAUDITED)

                                                                   LEUTHOLD CORE      LEUTHOLD SELECT         GRIZZLY
                                                                  INVESTMENT FUND     INDUSTRIES FUND        SHORT FUND
                                                                  ---------------     ---------------        ----------
INVESTMENT INCOME:
   Dividend income (net of foreign taxes withheld
     of $2,505, $325 and $0, respectively)                           $ 1,035,018         $    17,477         $        --
   Interest income                                                       539,780                  77             222,105
                                                                     -----------         -----------         -----------
   Total investment income                                             1,574,798              17,554             222,105
                                                                     -----------         -----------         -----------
EXPENSES:
   Investment advisory fee                                               566,322              51,226             157,368
   Administration fee                                                     48,895               6,013              10,519
   Transfer agent fees and expenses                                       31,972               2,892               6,268
   Professional fees                                                      21,792               1,562               4,206
   Fund accounting fees and expenses                                      15,301              16,906              16,794
   Custody fees                                                           14,966                 827               1,643
   Shareholder servicing fees and expenses                                19,076               5,123              12,589
   Federal and state registration                                         14,515              11,742              11,668
   Reports to shareholders                                                 9,030               3,117               4,091
   Directors' fees and expenses                                            8,723                 895               1,785
   Other                                                                   4,969                 721                 920
                                                                     -----------         -----------         -----------
   Total expenses before reimbursement
     and dividends on short positions                                    755,561             101,024             227,851
   Dividends on short positions                                           25,449                  --             175,383
   Reimbursement to (from) Adviser                                            --              (1,133)             21,211
                                                                     -----------         -----------         -----------
   Total expenses                                                        781,010              99,891             424,445
                                                                     -----------         -----------         -----------
NET INVESTMENT INCOME (LOSS)                                             793,788             (82,337)           (202,340)
                                                                     -----------         -----------         -----------
REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS AND SHORT POSITIONS:
   Net realized gain (loss) on:
       Investments                                                    (6,187,301)         (1,192,442)                 --
       Short positions                                                 1,005,068                  --            (409,539)
   Net unrealized depreciation during the period on:
       Investments                                                    12,792,519           1,779,075                  --
       Short positions                                                  (894,482)                 --          (1,156,760)
                                                                     -----------         -----------         -----------
   Net realized and unrealized gain (loss) on
     investments and short positions                                   6,715,804             586,633          (1,566,299)
                                                                     -----------         -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                          $ 7,509,592         $   504,296         $(1,768,639)
                                                                     -----------         -----------         -----------
                                                                     -----------         -----------         -----------

                     See notes to the financial statements.

LEUTHOLD CORE INVESTMENT FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                        OCTOBER 1,  2002            YEAR
                                                                            THROUGH                 ENDED
                                                                        MARCH 31,  2003      SEPTEMBER 30,  2002
                                                                        ---------------      -------------------
                                                                          (UNAUDITED)
OPERATIONS:
   Net investment income                                                 $    793,788           $  2,426,727
   Net realized loss on investments and short positions                    (5,182,233)            (8,577,077)
   Change in unrealized appreciation (depreciation) during
     the period on investments and short positions                         11,898,037             (3,985,312)
                                                                         ------------           ------------
   Net increase (decrease) in net assets from operations                    7,509,592            (10,135,662)
                                                                         ------------           ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                (794,098)            (2,378,948)
   From net realized gains                                                         --                     --
                                                                         ------------           ------------
   Total distributions                                                       (794,098)            (2,378,948)
                                                                         ------------           ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                               45,155,969             72,199,809
   Proceeds from shares issued to holders in
     reinvestment of dividends                                                750,039              2,196,279
   Cost of shares redeemed                                                (26,928,176)           (62,230,946)
                                                                         ------------           ------------
   Net increase in net assets from capital
     share transactions                                                    18,977,832             12,165,142
                                                                         ------------           ------------
TOTAL INCREASE  (DECREASE) IN NET ASSETS                                   25,693,326               (349,468)

NET ASSETS:
   Beginning of period                                                    116,363,247            116,712,715
                                                                         ------------           ------------
   End of period (including accumulated
     net investment loss of $(27,678)
     and $(76,505), respectively)                                        $142,056,573           $116,363,247
                                                                         ------------           ------------
                                                                         ------------           ------------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                              4,293,313              6,327,105
   Shares issued to holders in reinvestment of dividends                       70,945                197,231
   Shares redeemed                                                         (2,585,004)            (5,513,616)
                                                                         ------------           ------------
   Net increase                                                             1,779,254              1,010,720
                                                                         ------------           ------------
                                                                         ------------           ------------

                     See notes to the financial statements.

LEUTHOLD SELECT INDUSTRIES FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                        OCTOBER 1,  2002            YEAR
                                                                            THROUGH                 ENDED
                                                                         MARCH 31, 2003      SEPTEMBER 30, 2002
                                                                         --------------      ------------------
                                                                          (UNAUDITED)
OPERATIONS:
   Net investment loss                                                    $   (82,337)          $  (197,006)
   Net realized loss on investments                                        (1,192,442)           (4,597,977)
   Net unrealized appreciation on
     investments during the period                                          1,779,075               866,275
                                                                          -----------           -----------
   Net increase (decrease) in net assets from operations                      504,296            (3,928,708)
                                                                          -----------           -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                      --                    --
                                                                          -----------           -----------
   Total distributions                                                             --                    --
                                                                          -----------           -----------

CAPITAL SHARE  TRANSACTIONS:
   Proceeds from shares sold                                                4,638,234            35,318,849
   Cost of shares redeemed                                                 (5,369,268)          (35,131,656)
                                                                          -----------           -----------
   Net increase (decrease) in net assets from capital
     share transactions                                                      (731,034)              187,193
                                                                          -----------           -----------
TOTAL DECREASE IN NET ASSETS                                                 (226,738)           (3,741,515)

NET ASSETS:
   Beginning of period                                                     10,141,948            13,883,463
                                                                          -----------           -----------
   End of period (including accumulated net
     investment loss of $(279,343) and $0, respectively)                  $ 9,915,210           $10,141,948
                                                                          -----------           -----------
                                                                          -----------           -----------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                                584,713             3,431,743
   Shares redeemed                                                           (678,303)           (3,472,005)
                                                                          -----------           -----------
   Net decrease                                                               (93,590)              (40,262)
                                                                          -----------           -----------
                                                                          -----------           -----------

                     See notes to the financial statements.

GRIZZLY SHORT FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                        OCTOBER 1, 2002             YEAR
                                                                            THROUGH                 ENDED
                                                                         MARCH 31, 2003      SEPTEMBER 30, 2002
                                                                         --------------      ------------------
                                                                          (UNAUDITED)
OPERATIONS:
   Net investment loss                                                    $  (202,340)           $  (117,262)
   Net realized gain (loss) on short positions                               (409,539)             1,999,790
   Change in unrealized
     appreciation (depreciation) on short positions                        (1,156,760)               645,118
                                                                          -----------            -----------
   Net increase (decrease) in net assets from operations                   (1,768,639)             2,527,646
                                                                          -----------            -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                      (9)               (36,500)
   From net realized loss                                                  (2,749,164)            (1,708,369)
                                                                          -----------            -----------
   Total distributions                                                     (2,749,173)            (1,744,869)
                                                                          -----------            -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                               26,313,688            102,699,512
   Proceeds from shares issued to holders in
     reinvestment of dividends                                              2,627,172              1,718,947
   Cost of shares redeemed                                                (41,278,347)           (93,137,539)
                                                                          -----------            -----------
   Net increase (decrease) in net assets from capital
     share transactions                                                   (12,337,487)            11,280,920
                                                                          -----------            -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (16,855,299)            12,063,697

NET ASSETS:
   Beginning of period                                                     32,049,740             19,986,043
                                                                          -----------            -----------
   End of period (including accumulated net
     investment loss of $(348,591) and $0, respectively)                  $15,194,441            $32,049,740
                                                                          -----------            -----------
                                                                          -----------            -----------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                              2,186,778              8,437,306
   Shares issued to holders in reinvestment of dividends                      222,220                145,366
   Shares redeemed                                                         (3,389,183)            (7,675,980)
                                                                          -----------            -----------
   Net increase (decrease)                                                   (980,185)               906,692
                                                                          -----------            -----------
                                                                          -----------            -----------

                     See notes to the financial statements.

LEUTHOLD CORE INVESTMENT FUND
FINANCIAL HIGHLIGHTS

                                               OCTOBER 1, 2002                       YEAR ENDED SEPTEMBER 30,
                                                   THROUGH          -----------------------------------------------------------
                                                MARCH 31, 2003      2002         2001          2000          1999          1998
                                                --------------      ----         ----          ----          ----          ----
                                                 (UNAUDITED)
PER SHARE DATA:
Net asset value,
  beginning of period                               $ 9.95         $10.92       $12.74        $11.12        $11.97        $11.17
Income (loss) from
  investment operations:
   Net investment income(1)<F1>                       0.06           0.20         0.38          0.52          0.45          0.40
   Net realized and unrealized
     gains (losses) on investments                    0.59          (0.97)       (1.09)         1.75          0.28          1.16
                                                    ------         ------       ------        ------        ------        ------
   Total from investment
     operations                                       0.65          (0.77)       (0.71)         2.27          0.73          1.56
                                                    ------         ------       ------        ------        ------        ------

Less distributions:
   From net investment income                        (0.06)         (0.20)       (0.37)        (0.51)        (0.44)        (0.40)
   In excess of net
     investment income                                  --             --        (0.01)           --            --            --
   From net realized gains                              --             --        (0.73)        (0.14)        (1.14)        (0.36)
                                                    ------         ------       ------        ------        ------        ------
   Total distributions                               (0.06)         (0.20)       (1.11)        (0.65)        (1.58)        (0.76)
                                                    ------         ------       ------        ------        ------        ------
Net asset value, end of period                      $10.54         $ 9.95       $10.92        $12.74        $11.12        $11.97
                                                    ------         ------       ------        ------        ------        ------
                                                    ------         ------       ------        ------        ------        ------
Total return                                         6.56%(2)      -7.21%       -6.16%        20.98%         6.59%        14.45%
                                                         <F2>

Supplemental data and ratios:
   Net assets,
     end of period                            $142,056,573   $116,363,247 $116,712,715   $87,074,651   $58,420,532   $46,267,018
Ratio of expenses to
  average net assets:
   Before expense
     reimbursement                                   1.24%(3)(6)    1.25%(3)     1.25%(3)      1.36%(3)      1.42%(3)      1.41%
                                                         <F3><F6>       <F3>         <F3>          <F3>          <F3>
   After expense
     reimbursement                                   1.24%(3)(6)    1.25%(3)     1.25%(3)      1.35%(3)      1.35%(3)      1.25%
                                                         <F3><F6>       <F3>         <F3>          <F3>          <F3>
Ratio of net investment
  income to average net assets:
   Before expense
     reimbursement                                   1.26%(4)(6)    1.85%(4)     3.00%(4)      4.53%(4)      3.93%(4)      3.50%
                                                         <F4><F6>       <F4>         <F4>          <F4>          <F4>
   After expense
     reimbursement                                   1.26%(4)(6)    1.85%(4)     3.00%(4)      4.54%(4)      4.00%(4)      3.66%
                                                         <F4><F6>       <F4>         <F4>          <F4>          <F4>
   Portfolio turnover rate                          59.25%(5)     132.77%(5)   122.21%(5)    129.74%(5)    159.02%(5)     73.43%
                                                         <F5>           <F5>         <F5>          <F5>          <F5>

(1)<F1> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)<F2>  Not annualized.
(3)<F3>  The operating expense ratios include dividends on short positions.
         The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.20% and 1.20%, respectively, for the the six months ended April 30, 2003, 1.21% and 1.21%, respectively, for the year ended September 30, 2002, 1.24% and 1.24%, respectively, for the year ended September 30, 2001 and 1.26% and 1.25%, respectively, for the year ended September 30, 2000.
(4)<F4>  The net investment income ratios include dividends on short positions.
(5)<F5> The portfolio turnover ratio excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(6)<F6>  Annualized.

                     See notes to the financial statements.

LEUTHOLD SELECT INDUSTRIES FUND
FINANCIAL HIGHLIGHTS

                                                     OCTOBER 1, 2002          YEAR                YEAR        JUNE 19, 2000(1)<F7>
                                                          ENDED              ENDED               ENDED                 TO
                                                      MARCH 31, 2003   SEPTEMBER 30, 2002  SEPTEMBER 30, 2001  SEPTEMBER 30, 2000
                                                      --------------   ------------------  ------------------  ------------------
                                                       (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period                       $7.50              $9.96              $11.96              $10.00
                                                           -----              -----              ------              ------
Income from investment operations:
   Net investment loss(2)<F8>                              (0.08)             (0.15)              (0.06)              (0.01)
   Net realized and unrealized
     gain (loss) on investment                              0.45              (2.31)              (1.94)               1.97
                                                           -----              -----              ------              ------
   Total from investment operations                         0.37              (2.46)              (2.00)               1.96
                                                           -----              -----              ------              ------

Less distributions:
   From net investment income                                 --                 --                  --(3)<F9>           --
                                                           -----              -----              ------              ------
   Total distributions                                        --                 --                  --                  --
                                                           -----              -----              ------              ------
Net asset value, end of period                             $7.87              $7.50              $ 9.96              $11.96
                                                           -----              -----              ------              ------
                                                           -----              -----              ------              ------
Total return                                               4.93%(4)<F10>    -24.70%             -16.72%              19.60%(4)<F10>

Supplemental data and ratios:
Net assets, end of period                             $9,915,210        $10,141,948         $13,883,463          $2,314,133
Ratio of expenses to
  average net assets:
   Before expense reimbursement                            1.93%(5)<F11>      1.90%               2.22%              15.98%(5)<F11>
   After expense reimbursement                             1.95%(5)<F11>      1.95%               1.95%               1.95%(5)<F11>
Ratio of net investment loss to
  average net assets:
   Before expense reimbursement                           -1.59%(5)<F11>     -1.17%              -1.08%             -14.57%(5)<F11>
   After expense reimbursement                            -1.61%(5)<F11>     -1.22%              -0.81%              -0.54%(5)<F11>
   Portfolio turnover rate                               113.20%            383.66%             127.32%              27.11%(4)<F10>

 (1)<F7>  Commencement of operations.
 (2)<F8> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
 (3)<F9>  Less than one cent per share
(4)<F10>  Not annualized.
(5)<F11>  Annualized.

                     See notes to the financial statements.

GRIZZLY SHORT FUND
FINANCIAL HIGHLIGHTS

                                                     OCTOBER 1, 2002          YEAR                YEAR       JUNE 19, 2000(1)<F12>
                                                          ENDED              ENDED               ENDED                 TO
                                                      MARCH 31, 2003   SEPTEMBER 30, 2002  SEPTEMBER 30, 2001  SEPTEMBER 30, 2000
                                                      --------------   ------------------  ------------------  ------------------
                                                       (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period                      $14.17             $14.74              $11.01              $10.00
                                                          ------             ------              ------              ------
Income from investment operations:
   Net investment income (loss)(2)<F13>                    (0.21)             (0.05)               0.58                0.14
   Net realized and unrealized
     gain (loss) on short positions                        (0.76)              0.67                5.57                1.00
                                                          ------             ------              ------              ------
   Total from investment operations                        (0.97)              0.62                6.15                1.14
                                                          ------             ------              ------              ------
Less distributions:
   From net investment income                                 --              (0.03)              (0.58)              (0.13)
   From net realized gains                                 (1.35)             (1.16)              (1.84)              --
                                                          ------             ------              ------              ------
   Total distributions                                     (1.35)             (1.19)              (2.42)              (0.13)
                                                          ------             ------              ------              ------
Net asset value, end of period                            $11.85             $14.17              $14.74              $11.01
                                                          ------             ------              ------              ------
                                                          ------             ------              ------              ------
Total return                                              -6.68%(3)<F14>      5.80%              67.79%              11.40%(3)<F14>

Supplemental data and ratios:
Net assets, end of period                            $15,194,441        $32,049,740         $19,986,043          $2,343,978
Ratio of expenses to
  average net assets:
   Before expense reimbursement(5)<F16>                    3.20%(4)<F15>      2.85%               3.92%              16.28%(4)<F15>
   After expense reimbursement(5)<F16>                     3.37%(4)<F15>      3.37%               2.96%               2.75%(4)<F15>
Ratio of net investment
  income to average net assets:
   Before expense reimbursement(6)<F17>                   -1.44%(4)<F15>     -0.17%               3.79%              -5.00%(4)<F15>
   After expense reimbursement(6)<F17>                    -1.61%(4)<F15>     -0.69%               4.75%               8.53%(4)<F15>
   Portfolio turnover rate(7)<F18>                            0%                 0%                  0%                  0%

(1)<F12>   Commencement of operations.
(2)<F13> Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F14>   Not annualized.
(4)<F15>   Annualized.
(5)<F16> The operating expense ratios include dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.81% and 1.98%, respectively, for the six months ended March 31, 2003, 1.98% and 2.50%, respectively, for the year ended September 30, 2002, 3.46% and 2.50% respectively, for the year ended September 30, 2001, and 16.05% and 2.50%, respectively, for the period ended September 30, 2000.
(6)<F17> The net investment income (loss) ratios include dividends on short positions.
(7)<F18> The portfolio turnover ratios exclude purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

                     See notes to the financial statements.

LEUTHOLD CORE INVESTMENT FUND
SCHEDULE OF INVESTMENTS
MARCH 31,  2003
(UNAUDITED)

  NUMBER                                                              MARKET
OF SHARES                                                              VALUE
---------                                                             ------
             COMMON STOCKS    57.67%+<F21>

             AIR FREIGHT & COURIERS    5.52%+<F21>
    88,886   Airborne, Inc.                                       $  1,743,054
    71,109   Expeditors International
               of Washington, Inc.                                   2,556,369
    44,416   FedEx Corp.                                             2,445,989
    34,570   Forward Air Corporation*<F19>                             752,278
    12,417   UTI Worldwide, Inc.                                       347,676
                                                                  ------------
                                                                     7,845,366
                                                                  ------------

             BIOTECHNOLOGY    3.74%+<F21>
    29,592   Amgen Inc.*<F19>                                        1,703,020
    73,898   Celgene Corporation*<F19>                               1,927,260
    22,864   Genentech, Inc.*<F19>                                     800,469
    26,967   MedImmune, Inc.*<F19>                                     885,327
                                                                  ------------
                                                                     5,316,076
                                                                  ------------

             CONSUMER ELECTRONICS    2.42%+<F21>
    35,554   Garmin Ltd.*<F19>                                       1,272,833
    26,693   Harman International
               Industries, Incorporated                              1,563,409
    62,248   Universal Electronics Inc.*<F19>                          600,693
                                                                  ------------
                                                                     3,436,935
                                                                  ------------

             DIVERSIFIED METALS
               & MINING    6.68%+<F21>
   246,912   BHP Billiton Limited                                    2,740,723
   159,995   Freeport-McMoRan
               Copper & Gold, Inc.                                   2,727,915
    71,109   Inco Limited *<F19>                                     1,324,050
    72,969   Phelps Dodge Corporation*<F19>                          2,370,033
    22,098   Southern Peru
               Copper Corporation                                      322,631
                                                                  ------------
                                                                     9,485,352
                                                                  ------------

             HEALTH CARE COST
               CONTAINMENT    6.37%+<F21>
    46,111   Biosite Incorporated*<F19>                              1,771,124
    44,744   Cerner Corporation*<F19>                                1,448,811
    47,096   Diagnostic Products
               Corporation                                           1,759,036
    52,347   Genesis Health
               Ventures, Inc.*<F19>                                    777,876
    47,862   Omnicare, Inc.                                          1,302,325
   105,022   OraSure Technologies, Inc.*<F19>                          613,328
    22,974   Quest Diagnostics
               Incorporated*<F19>                                    1,371,318
                                                                  ------------
                                                                     9,043,818
                                                                  ------------

             HOME IMPROVEMENT
               RETAIL    3.62%+<F21>
    98,841   The Home Depot, Inc.                                    2,407,767
    16,847   Hughes Supply, Inc.                                       392,367
    57,434   Lowe's Companies, Inc.                                  2,344,456
                                                                  ------------
                                                                     5,144,590
                                                                  ------------

             NETWORKING EQUIPMENT    9.48%+<F21>
   274,917   Adaptec, Inc.*<F19>                                     1,657,750
    35,992   Anixter International Inc.*<F19>                          815,939
    66,514   Avocent Corporation*<F19>                               1,552,437
   220,711   Cisco Systems, Inc.*<F19>                               2,864,829
   127,832   Extreme Networks, Inc.*<F19>                              553,513
    52,128   F5 Networks, Inc.*<F19>                                   658,377
   332,680   Foundry Networks, Inc.*<F19>                            2,674,747
   116,782   McDATA Corporation*<F19>                                1,003,157
   100,537   NetScreen
               Technologies, Inc.*<F19>                              1,687,011
                                                                  ------------
                                                                    13,467,760
                                                                  ------------

             OFFICE ELECTRONICS    5.73%+<F21>
   102,233   CANON INC.                                              3,587,356
    70,234   Global Imaging
               Systems, Inc.*<F19>                                   1,299,329
   373,376   Xerox Corporation*<F19>                                 3,248,371
                                                                  ------------
                                                                     8,135,056
                                                                  ------------

             PHARMACEUTICALS -
               GENERIC    6.81%+<F21>
    35,554   American Pharmaceutical
               Partners, Inc.*<F19>                                    680,859
    26,638   Barr Laboratories, Inc.*<F19>                           1,518,366
    65,365   IVAX Corporation*<F19>                                    800,721
    44,416   Pharmaceutical
               Resources, Inc.*<F19>                                 1,886,792
    97,802   SICOR Inc.*<F19>                                        1,633,293
    53,386   Teva Pharmaceutical
               Industries Ltd.                                       2,223,527
    32,272   Watson
               Pharmaceuticals, Inc.*<F19>                             928,465
                                                                  ------------
                                                                     9,672,023
                                                                  ------------

             SPECIALTY STORES    0.76%+<F21>
    53,332   Linens 'n Things, Inc.*<F19>                            1,083,706
                                                                  ------------

             TELECOM SURVIVORS    6.54%+<F21>
   358,552   ADC
               Telecommunications, Inc.*<F19>                          738,617
    36,211   BellSouth Corporation                                     784,692
   170,880   Nextel
               Communications, Inc.*<F19>                            2,288,083
    71,109   QUALCOMM Inc.                                           2,564,190
    33,749   SBC Communications Inc.                                   677,005
    46,494   United States Cellular
               Corporation*<F19>                                     1,097,723
    32,327   Verizon
               Communications Inc.                                   1,142,759
                                                                  ------------
                                                                     9,293,069
                                                                  ------------
             Total Common Stocks
               (Cost $80,330,635)                                   81,923,751
                                                                  ------------

             INVESTMENT
               COMPANIES    27.25%+<F21>

             BOND FUNDS    14.54%+<F21>

             HIGH YIELD BOND FUNDS    14.54%+<F21>
   447,868   Federated High Yield Trust                              2,476,710
   914,596   Northeast Investors Trust                               6,374,734
   928,327   Strong High-Yield
               Bond Fund                                             6,479,722
   821,514   T. Rowe Price High
               Yield Fund                                            5,323,412
                                                                  ------------
                                                                    20,654,578
                                                                  ------------

             EMERGING COUNTRY
               FUNDS    8.66%+<F21>

             ASIA    6.34%+<F21>
    65,500   The Asia Pacific Fund, Inc.                               530,550
    76,400   Asia Tigers Fund, Inc.                                    485,140
   121,719   China Fund, Inc.                                        2,037,576
    26,400   Fidelity Advisor
               Emerging Asia Fund                                      235,224
    41,100   First Philippine Fund                                      95,352
   145,163   Greater China Fund, Inc.                                1,284,693
    47,900   iShares MSCI Malaysia
               Index Fund                                              239,021
    90,800   iShares MSCI Singapore
               Index Fund                                              364,108
   101,582   Korea Fund, Inc.                                        1,177,335
   156,205   Morgan Stanley Asia-Pacific
               Fund, Inc.                                            1,093,435
    29,600   Scudder New Asia Fund, Inc.                               220,224
    41,218   Singapore Fund, Inc.                                      201,968
    71,081   Taiwan Fund, Inc.                                         587,129
    40,400   Templeton China World
               Fund, Inc.                                              455,308
                                                                  ------------
                                                                     9,007,063
                                                                  ------------

             EUROPE    1.05%+<F21>
   113,009   ING Russia Fund                                         1,486,071
                                                                  ------------

             INDIA/PAKISTAN    0.79%+<F21>
    76,891   India Fund, Inc.                                          788,133
    47,600   Jardine Fleming India
               Fund, Inc.                                              340,340
                                                                  ------------
                                                                     1,128,473
                                                                  ------------

             LATIN AMERICA    0.48%+<F21>
    57,273   Brazil Fund, Inc.                                         675,821
                                                                  ------------

             EXCHANGE - TRADED FUNDS    4.05%+<F21>
   113,050   Nasdaq-100 Index
               Tracking Stock*<F19>                                  2,854,512
    34,254   SPDR Trust Series 1                                     2,902,684
                                                                  ------------
                                                                     5,757,196
                                                                  ------------
             Total Investment
               Companies
               (Cost $39,646,355)                                   38,709,202
                                                                  ------------

PRINCIPAL
  AMOUNT
---------
             FIXED INCOME
               SECURITIES    12.38%+<F21>

             CORPORATE BONDS    1.97%+<F21>
$2,807,000   AON Capital Trust,
               8.205%, 1/1/2027                                      2,796,828
                                                                  ------------
                                                                     2,796,828
                                                                  ------------

             GOVERNMENT BONDS    10.41%+<F21>
$6,643,864   US Treasury Note
               Inflationary Index,
               3.375%, 1/15/2007#<F20>                               7,310,323
 6,660,679   US Treasury Note
               Inflationary Index,
               3.500%, 1/15/2011#<F20>                               7,478,690
                                                                  ------------
                                                                    14,789,013
                                                                  ------------
             Total Fixed
               Income Securities
               (Cost $16,950,878)                                   17,585,841
                                                                  ------------

             SHORT-TERM
               INVESTMENTS    2.14%+<F21>
             VARIABLE RATE
               DEMAND NOTES    2.14%+<F21>
    38,788   American Family Financial
               Services, Inc.,  0.951%#<F20>                            38,788
 2,531,165   U.S. Bank, N.A.,  1.059%#<F20>                          2,531,165
   471,000   Wisconsin Corporate Central
               Credit Union,  0.979%#<F20>                             471,000
                                                                  ------------
             Total Short-Term
               Investments
               (Cost $3,040,953)                                     3,040,953
                                                                  ------------
             TOTAL INVESTMENTS
               99.44%+<F21>
               (COST $139,968,821)                                $141,259,747
                                                                  ------------
                                                                  ------------

 *<F19>   Non-income producing security.
 #<F20>   Variable rate security.  The rates listed are as of 3/31/03.
 +<F21>   Calculated as a percentage of net assets.

                     See notes to the financial statements.

LEUTHOLD SELECT INDUSTRIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31,  2003
(UNAUDITED)

  NUMBER                                                              MARKET
OF SHARES                                                              VALUE
---------                                                             ------
             COMMON STOCKS    98.78%+<F24>

             AIR FREIGHT & COURIERS    9.28%+<F24>
    10,570   Airborne, Inc.                                        $   207,278
     7,814   Expeditors International
               of Washington, Inc.                                     280,913
     5,406   FedEx Corp.                                               297,708
     4,214   Forward Air Corporation*<F22>                              91,701
     1,515   UTI Worldwide, Inc.                                        42,420
                                                                   -----------
                                                                       920,020
                                                                   -----------

             BIOTECHNOLOGY    6.45%+<F24>
     3,562   Amgen Inc.*<F22>                                          204,993
     8,886   Celgene Corporation*<F22>                                 231,747
     2,753   Genentech, Inc.*<F22>                                      96,382
     3,242   MedImmune, Inc.*<F22>                                     106,435
                                                                   -----------
                                                                       639,557
                                                                   -----------

             CONSUMER ELECTRONICS    3.94%+<F24>
     3,676   Garmin Ltd.*<F22>                                         131,601
     3,217   Harman International
               Industries, Incorporated                                188,420
     7,262   Universal Electronics Inc.*<F22>                           70,078
                                                                   -----------
                                                                       390,099
                                                                   -----------

             DIVERSIFIED METALS
               & MINING    11.48%+<F24>
    25,893   BHP Billiton Limited                                      287,412
    19,671   Freeport-McMoRan
               Copper & Gold, Inc.                                     335,391
    10,018   Inco Limited*<F22>                                        186,535
     8,913   Phelps Dodge Corporation*<F22>                            289,494
     2,701   Southern Peru Copper
               Corporation                                              39,435
                                                                   -----------
                                                                     1,138,267
                                                                   -----------

             HEALTH CARE COST
               CONTAINMENT    10.91%+<F24>
     5,520   Biosite Incorporated*<F22>                                212,023
     5,352   Cerner Corporation*<F22>                                  173,298
     5,632   Diagnostic Products
               Corporation                                             210,355
     6,264   Genesis Health
               Ventures, Inc.*<F22>                                     93,083
     5,728   Omnicare, Inc.                                            155,859
    12,566   OraSure Technologies, Inc.*<F22>                           73,385
     2,752   Quest Diagnostics
               Incorporated*<F22>                                      164,267
                                                                   -----------
                                                                     1,082,270
                                                                   -----------

             HOME IMPROVEMENT
               RETAIL    6.16%+<F24>
    11,772   The Home Depot, Inc.                                      286,766
     1,997   Hughes Supply, Inc.                                        46,510
     6,806   Lowe's Companies, Inc.                                    277,821
                                                                   -----------
                                                                       611,097
                                                                   -----------

             NETWORKING
               EQUIPMENT    16.14%+<F24>
    32,581   Adaptec, Inc.*<F22>                                       196,463
     4,289   Anixter International Inc.*<F22>                           97,232
     8,004   Avocent Corporation*<F22>                                 186,813
    26,290   Cisco Systems, Inc.*<F22>                                 341,244
    15,294   Extreme Networks, Inc.*<F22>                               66,223
     6,269   F5 Networks, Inc.*<F22>                                    79,177
    38,408   Foundry Networks, Inc.*<F22>                              308,800
    14,294   McDATA Corporation*<F22>                                  122,786
    12,025   NetScreen
               Technologies, Inc.*<F22>                                201,780
                                                                   -----------
                                                                     1,600,518
                                                                   -----------

             OFFICE ELECTRONICS    10.09%+<F24>
    12,264   CANON INC.                                                430,344
     8,600   Global Imaging
               Systems, Inc.*<F22>                                     159,100
    47,267   Xerox Corporation*<F22>                                   411,223
                                                                   -----------
                                                                     1,000,667
                                                                   -----------

             PHARMACEUTICALS -
               GENERIC    11.82%+<F24>
     4,687   American Pharmaceutical
               Partners, Inc.*<F22>                                     89,756
     3,584   Barr Laboratories, Inc.*<F22>                             204,288
     7,750   IVAX Corporation*<F22>                                     94,938
     5,423   Pharmaceutical
               Resources, Inc.*<F22>                                   230,369
    12,225   SICOR Inc.*<F22>                                          204,158
     5,699   Teva Pharmaceutical
               Industries Ltd.                                         237,363
     3,849   Watson
               Pharmaceuticals, Inc.*<F22>                             110,736
                                                                   -----------
                                                                     1,171,608
                                                                   -----------

             SPECIALTY STORES    1.26%+<F24>
     6,158   Linens 'n Things, Inc.*<F22>                              125,131
                                                                   -----------

             TELECOM SURVIVORS    11.25%+<F24>
    42,891   ADC  Telecommunications, Inc.*<F22>                        88,355
     4,331   BellSouth Corporation                                      93,853
    20,558   Nextel Communications, Inc.*<F22>                         275,272
     8,553   QUALCOMM Inc.                                             308,421
     4,037   SBC Communications Inc.                                    80,982
     5,594   United States
               Cellular Corporation*<F22>                              132,074
     3,865   Verizon Communications Inc.                               136,628
                                                                   -----------
                                                                     1,115,585
                                                                   -----------
             Total Common Stocks
               (Cost $9,653,162)                                     9,794,819
                                                                   -----------

             INVESTMENT
               COMPANIES    3.97%+<F24>

             EXCHANGE - TRADED FUNDS    3.97%+<F24>
    15,581   Nasdaq - 100 Index
               Tracking Stock*<F22>                                    393,420
                                                                   -----------
             Total Investment Companies
               (Cost $399,157)                                         393,420
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
             SHORT-TERM
               INVESTMENTS    10.44%+<F24>
$1,034,827   FCASH, 0.73%#<F23>                                      1,034,827
                                                                   -----------
             Total Short-Term
               Investments
               (Cost $1,034,827)                                     1,034,827
                                                                   -----------
             TOTAL
               INVESTMENTS    113.19%+<F24>
               (COST $11,087,146)                                  $11,223,066
                                                                   -----------
                                                                   -----------

  *<F22>  Non-income producing security.
  #<F23> Variable rate security. The rates listed are as of 3/31/03. +<F24> Calculated as a percentage of net assets.

                     See notes to the financial statements.

GRIZZLY SHORT FUND
SCHEDULE OF INVESTMENTS
MARCH 31,  2003 (UNAUDITED)

PRINCIPAL                                                               MARKET
  AMOUNT                                                                VALUE
---------                                                               ------
             SHORT-TERM
               INVESTMENTS    4.58%+<F26>

             VARIABLE RATE
               DEMAND NOTES    4.58%+<F26>
 $696,113    U.S. Bank, N.A., 1.0588%, #<F25>                         $696,113
                                                                      --------
             Total Short-Term
               Investments
               (Cost $696,113)                                         696,113
                                                                      --------
             TOTAL INVESTMENTS    4.58%+<F26>
               (COST $696,113)                                        $696,113
                                                                      --------
                                                                      --------

#<F25> Variable rate security. The rate listed is as of March 31, 2003. +<F26> Calculated as a percentage of net assets.

                     See notes to the financial statements.

GRIZZLY SHORT FUND
SECURITIES SOLD SHORT
MARCH 31,  2003 (UNAUDITED)

  NUMBER                                                              MARKET
OF SHARES                                                              VALUE
---------                                                             ------
             COMMON STOCKS
   5,369     Albertson's, Inc.                                     $   101,206
  16,109     Apple Computer, Inc.                                      227,781
  15,629     Arch Coal, Inc.                                           297,107
   9,480     Ashland Inc.                                              281,272
  11,139     Boise Cascade Corporation                                 243,387
   7,180     Bowater Incorporated                                      266,737
  15,172     Caremark Rx, Inc.                                         275,372
   5,439     Caterpillar Inc.                                          267,599
  20,752     Cendant Corporation                                       263,550
   5,154     Cephalon, Inc.                                            205,851
   4,620     The Chubb Corporation                                     204,758
   5,317     Community Health
               Systems Inc.                                            108,945
   8,666     Cox  Communications, Inc.                                 269,599
   8,867     Cummins Inc.                                              218,128
  28,645     Delta Air Lines, Inc.                                     254,941
   8,425     The Dow Chemical Company                                  232,614
   3,084     Eastman Chemical Company                                   89,405
  25,547     Fairchild Semiconductor
               International, Inc.                                     267,222
   3,918     Fannie Mae                                                256,041
   8,940     Arthur J. Gallagher & Co.                                 219,477
   8,749     General Motors Corporation                                294,141
  17,325     Goodrich Corporation                                      243,589
  12,401     Honeywell International Inc.                              264,885
  11,351     IMC Global Inc.                                           109,197
   5,251     Intuit Inc.                                               195,337
   8,641     Invitrogen Corporation                                    264,674
  12,760     J.P. Morgan Chase & Co.                                   302,540
   8,180     Lamar Advertising Company                                 240,083
  29,346     Liberty Media Corporation                                 285,537
   8,118     Lincoln National Corporation                              227,304
   5,294     Loews Corporation                                         210,913
   5,943     MBIA Inc.                                                 229,638
   7,629     MBNA Corporation                                          114,816
   7,307     MGM MIRAGE                                                213,730
   9,931     Mandalay Resort Group                                     273,698
  16,429     Masco Corporation                                         305,908
  10,945     MeadWestvaco Corporation                                  249,327
  13,526     Mellon Financial Corporation                              287,563
  17,015     Monsanto Company                                          279,046
  11,845     Navistar International
               Corporation                                             291,505
   8,780     Noble Energy, Inc.                                        301,066
   5,565     Omnicom Group Inc.                                        301,456
  32,490     Park Place Entertainment
               Corporation                                             231,329
   7,452     Pentair, Inc.                                             263,428
  10,597     Precision Castparts Corp.                                 252,527
  15,513     Radio One, Inc.                                           205,392
  13,160     Ryder System, Inc.                                        269,912
   2,167     SPDR Trust Series 1                                       183,632
   5,976     Schlumberger Limited                                      227,148
   2,019     Textron, Inc.                                              55,442
  10,554     The Titan Corporation                                      78,627
   7,338     Torchmark Corporation                                     262,700
  12,054     Triad Hospitals, Inc.                                     324,253
   7,440     Tyco International Ltd.                                    95,678
   8,015     Unocal Corporation                                        210,875
   6,725     Vertex Pharmaceuticals
               Incorporated                                             74,782
   4,984     Whirlpool Corporation                                     244,366
   9,964     DaimlerChrysler AG                                        292,045
   8,932     ACE Limited                                               258,581
   3,774     XL Capital Ltd.                                           267,124
                                                                   -----------
             TOTAL SECURITIES
               SOLD SHORT
               (PROCEEDS $14,926,686)                              $13,834,786
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT
     ACCOUNTING POLICIES

     Leuthold Funds, Inc. (the "Company") was incorporated on August 30, 1995, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Company consists of three series (the "Funds"): Leuthold Core Investment Fund, Leuthold Select Industries Fund and Grizzly Short Fund. The investment objective of the Leuthold Core Investment Fund is to seek total return consistent with prudent investment risk over the long term. The investment objective of the Leuthold Select Industries Fund and Grizzly Short Fund is capital appreciation. The Leuthold Core Investment Fund commenced operations on November 20, 1995 and the Leuthold Select Industries Fund and Grizzly Short Fund commenced operations on June 19, 2000.

     The following is a summary of significant accounting policies consistently followed by the Funds.

     a) Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Options and securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid prices furnished by independent pricing services.
          Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

     b) Federal Income Taxes - Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes.

          Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. Accounting principles generally accepted in the United States ("GAAP") requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. The Funds intend to utilize provisions of the federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. At September 30, 2002, the Leuthold Core Investment Fund had a capital loss carryforward available for federal income tax purposes of $4,580,309, which will expire on September 30, 2010. At September 30, 2002, the Leuthold Select Industries Fund had a capital loss carryforward available for federal income tax purposes of $1,012,730 of which $5,714 will expire on September 30, 2009 and $1,007,016 will expire on September 30, 2010.

     c) Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

     d) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Short Positions - For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Funds are liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with
          Note 1a above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. The Leuthold Core Investment Fund and Grizzly Short Fund's receivable from broker for proceeds on securities sold short is with one major security dealer. The Funds do not require this broker to maintain collateral in support of the receivable from broker for proceeds on securities sold short.

     f) Other - Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond.

2.   INVESTMENT  TRANSACTIONS

     Purchases and sales of investments, other than short-term investments, for the six months ended March 31, 2003 were as follows:

                                                   U.S. GOVERNMENT
                                             ---------------------------
                                             PURCHASES             SALES
                                             ---------             -----
Leuthold Core
  Investment Fund                                --                  --
Leuthold Select
  Industries Fund                                --                  --
Grizzly Short Fund                               --                  --

                                                        OTHER
                                             ---------------------------
                                             PURCHASES             SALES
                                             ---------             -----
Leuthold Core
  Investment Fund                           $97,563,464         $71,254,395
Leuthold Select
  Industries Fund                            11,630,515          12,082,282
Grizzly Short Fund                                   --                  --

     At March 31, 2003, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                             LEUTHOLD           LEUTHOLD
                               CORE              SELECT         GRIZZLY
                            INVESTMENT         INDUSTRIES        SHORT
                               FUND               FUND           FUND
                               ----               ----           ----
Cost of
  Investments               $139,968,821      $11,087,146      $696,113
                            ------------      -----------      --------
Appreciation                $  8,398,102      $   711,396            --
Depreciation                  (7,107,176)        (575,476)           --
                            ------------      -----------      --------
Net unrealized
  appreciation
  (depreciation)            $  1,290,926      $   135,920            --
                            ------------      -----------      --------
                            ------------      -----------      --------

3.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Funds have entered into Investment Advisory Agreements with Leuthold Weeden Capital Management, LLC. Pursuant to its advisory agreements with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at annual rates of 0.90%, 1.00% and 1.25%, for the Leuthold Core Investment Fund, Leuthold Select Industries Fund and Grizzly Short Fund, respectively, as applied to each Fund's daily net assets.

     The Investment Adviser has voluntarily agreed to reimburse the Funds to the extent necessary to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends on short positions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the annual rate of 1.25%, 1.95% and 2.50% of net assets for the Leuthold Core Investment Fund, Leuthold Select Industries Fund and Grizzly Short Fund, respectively, computed on a daily basis.

     U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

     For the six months ended March 31, 2003, the Leuthold Core Investment Fund, Leuthold Select Industries Fund and Grizzly Short Fund paid Weeden & Co., L.P., an affiliate of the Adviser, $357,582, $35,589 and $213,586, respectively, of brokerage commissions.

4.   ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

INDEPENDENT DIRECTORS

                                                                                                            # of
                                                                                                       Portfolios in  Other
                        Position(s)     Term of Office                                                  Fund Complex  Directorships
      Name, Age          Held with       and Length of             Principal Occupation                 Overseen By   Held by
     and Address        the Company       Time Served             During Past Five Years                  Director    Director
     -----------        -----------      -------------            ----------------------                 ----------   -------------
John S. Chipman (76)    Director        Indefinite Term,   Professor of Economics at the University of       3        None
2121 W. 49th Street                     7 Years Served     Minnesota since 1981.  Guest Professor at the
Minneapolis, MN 55409                                      University of Konstanz, Germany from 1986
                                                           to 1991 and was awarded an honorary doctorate
                                                           from such institution in 1991.

Lawrence L. Horsch (68) Director        Indefinite Term,   Member of the Board of Directors of Boston        3        Member of
1404 Hilltop Ridge                      7 Years Served     Scientific Corp., a public company engaged in              the Board of
Houlton, WI 54082                                          developing,  producing and marketing medical               Directors of
                                                           devices since February, 1995, when SCIMED Life             Boston
                                                           Systems, Inc., a medical products company he               Scientific
                                                           helped organize in 1971, merged with Boston                Corp.
                                                           Scientific Corp.  Prior to such merger, Mr. Horsch
                                                           served in various capacities with SCIMED Life
                                                           Systems, Inc., including Acting Chief Financial
                                                           Officer from 1994 to 1995, Chairman of the Board
                                                           from 1977 to 1994, and as a director from 1977 to
                                                           1995.  He has also served as Chairman of Eagle
                                                           Management & Financial Corp., a management
                                                           consulting firm, since 1990.

Paul M. Kelnberger (59) Director        Indefinite Term,   Joined Johnson, West & Co., PLC, a public         3        None
8208 Galway Road                        7 Years Served     accounting firm, in 1969 and has been a partner
Woodbury, MN 55125                                         since 1975.  He is also a director of Video Update,
                                                           Inc., a public company engaged in owning,
                                                           operating and franchising video rental superstores.

INTERESTED DIRECTORS (AND OFFICERS)

                                                                                                            # of
                                                                                                       Portfolios in  Other
                        Position(s)     Term of Office                                                  Fund Complex  Trusteeships
      Name, Age          Held with       and Length of             Principal Occupation                 Overseen By   Held by
     and Address         the Trust        Time Served             During Past Five Years                  Trustee     Trustee
     -----------        -----------      -------------            ----------------------                 ----------   -------------
Steven C. Leuthold (65) Director,       Indefinite Term,   Chief executive officer of the managing member    3        None
100 N. Sixth Street     President       7 Years Served     of Leuthold Weeden Capital Management, LLC
Suite 412A              and Treasurer                      (the "Adviser").  He has also been a Portfolio
Minneapolis, MN 55403                                      Manager for the predecessors to the Adviser,
                                                           Leuthold & Anderson, Inc. (since 1987) and
                                                           Leuthold, Weeden & Associates, L.P. (since 1991).

Edward C. Favreau (51)  Director and    Indefinite Term,   Manager of Marketing and Sales of the Adviser     3        None
100 N. Sixth Street     Vice President  3 Years Served     since July, 1999.  Prior to joining the Adviser,
Suite 412A                                                 Mr. Favreau served as Vice President and Sales
Minneapolis, MN 55403                                      Manager of U.S. Bancorp Investments Inc.
                                                           (formerly First Bank Investment Services) from
                                                           June, 1993 until July, 1999.  Prior to that time
                                                           Mr. Favreau served in various capacities for
                                                           U.S. Bank from July, 1988 until June, 1993.

David R. Cragg (33)     Vice President  Indefinite Term,   Manager of Compliance of the Adviser since        3        None
100 N. Sixth Street     and Secretary   3 Years Served     January, 1999.  Prior to joining the Adviser,
Suite 412A                                                 Mr. Cragg served as Operations Manager of
Minneapolis, MN 55403                                      Piper Trust Company from November, 1997 until
                                                           January, 1999.  Prior to that time, Mr. Cragg served
                                                           in various capacities for Piper Trust Company
                                                           from February, 1993 until November, 1997.

THE LEUTHOLD FUNDS

INVESTMENT ADVISER:
  Leuthold Weeden Capital
      Management, LLC,  Minnesota

ADMINISTRATOR,  TRANSFER AGENT,
DIVIDEND PAYING AGENT,
SHAREHOLDER SERVICING AGENT:
  U.S. Bancorp Fund Services, LLC,
    Wisconsin

CUSTODIAN:
  U.S. Bank, N.A., Ohio

COUNSEL:
  Foley & Lardner,  Wisconsin

INDEPENDENT PUBLIC ACCOUNTANTS:
  Ernst & Young LLP,  Minnesota

This report is authorized for distribution only when preceded or accompanied by a current prospectus.